UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

VCA-2

Schedule of Investments as of September 30, 2009 (Unaudited)

	Shares		Value
LONG-TERM INVESTMENTS - 94.8%
COMMON STOCKS - 93.5%

Aerospace & Defense - 0.7%
Precision Castparts Corp.		7,900	$804,773
United Technologies Corp.		20,050	1,221,646

			2,026,419

Auto Components -1.7%
Goodyear Tire & Rubber Co. (The) (a)		219,600	3,739,788
Johnson Controls, Inc.		41,100	1,050,516

			4,790,304

Biotechnology - 2.6%
Celgene Corp. (a)		76,400	4,270,760
Gilead Sciences, Inc. (a)		66,400	3,092,912

			7,363,672

Capital Markets - 6.1%
Bank of New York Mellon Corp. (The)		88,500	2,565,615
Goldman, Sachs Group, Inc. (The)		34,300	6,323,205
Morgan Stanley		146,500	4,523,920
TD Ameritrade Holding Corp. (a)		187,500	3,678,750

			17,091,490

Chemicals - 1.8%
Dow Chemical Co. (The)		193,300	5,039,331

Commercial Banks - 0.9%
Keycorp		405,800	2,637,700

Commercial Services & Supplies - 1.6%
Waste Management, Inc.		149,200	4,449,144

Communications Equipment - 1.3%
QUALCOMM, Inc.		79,900	3,593,902

Computers & Peripherals - 1.1%
Apple, Inc. (a)		16,200	3,002,994

Consumer Finance - 1.4%
SLM Corp. (a)		453,000	3,950,160

Diversified Consumer Services - 3.4%
Career Education Corp. (a)		163,000	3,973,940
H & R Block, Inc.		306,300	5,629,794

			9,603,734

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.		57,800	2,532,796

Electric Utilities - 1.2%
Entergy Corp.		43,900	3,505,854

Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)		72,600	3,131,238

Food & Staples Retailing - 4.6%
CVS Caremark Corp.		137,400	4,910,676
Kroger Co. (The)		224,300	4,629,552
Wal-Mart Stores, Inc.		68,800	3,377,392

			12,917,620

Food Products - 4.4%
Cadbury PLC ADR (United Kingdom)		72,008	3,687,530
ConAgra Foods, Inc.		213,200	4,622,176
Tyson Foods, Inc. Cl. A		334,000	4,218,420

			12,528,126

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.		27,400	3,799,558

Health Care Providers & Services - 5.2%
Aetna, Inc.		60,700	1,689,281
Medco Health Solutions, Inc. (a)		79,400	4,391,614
Omnicare, Inc.		225,000	5,067,000
Wellpoint, Inc. (a)		73,900	3,499,904

			14,647,799

Household Products - 1.5%
Kimberly-Clark Corp.		73,355	4,326,478

Independent Power Producers & Energy Traders - 1.7%
NRG Energy, Inc. (a)		167,900	4,733,101

Insurance - 2.4%
Arch Capital Group, Ltd. (a)		7,900	533,566
Axis Capital Holdings, Ltd.		107,500	3,244,350
Travelers Cos., Inc. (The)		57,900	2,850,417

			6,628,333

Internet Software & Services - 4.4%
Google, Inc. Cl. A (a)		12,900	6,396,465
IAC/InterActiveCorp. (a)		292,800	5,911,632

			12,308,097

Media - 3.8%
Comcast Corp.		290,200	4,901,478
Liberty Global, Inc. Ser. C (a)		252,005	5,660,032

			10,561,510

Metals & Mining - 3.8%
Freeport-McMoRan Copper & Gold, Inc.		79,600	5,461,356
Kinross Gold Corp.		237,100	5,145,070

			10,606,426

Multi-Utilities - 1.8%
Sempra Energy		101,400	5,050,734

Oil, Gas & Consumable Fuels - 17.2%
Anadarko Petroleum Corp.		68,600	4,303,278
Apache Corp.		51,000	4,683,330
Canadian Natural Resources, Ltd.		66,600	4,474,854
EOG Resources, Inc.		53,800	4,492,838
Noble Energy, Inc.		30,900	2,038,164
Occidental Petroleum Corp.		94,700	7,424,480
Petroleo Brasileiro SA ADR (Brazil)		128,300	5,888,970
Suncor Energy, Inc.		153,900	5,318,784
Williams Cos, Inc.		264,300	4,723,041
XTO Energy, Inc.		122,300	5,053,436

			48,401,175

Pharmaceuticals - 3.9%
Mylan, Inc. (a)		168,000	2,689,680
Sanofi-Aventis SA ADR (France)		112,200	4,145,790
Shire PLC ADR (Ireland)		80,000	4,183,200

			11,018,670

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)		473,700	2,681,142
Marvell Technology Group Ltd. (a)		194,500	3,148,955

			5,830,097

Software - 6.0%
Adobe Systems Incorporated (a)		98,800	3,264,352
CA, Inc.		298,500	6,564,015
Nuance Communications, Inc. (a)		194,700	2,912,712
Symantec Corp. (a)		254,300	4,188,321

			16,929,400

Thrifts & Mortgage Finance - 0.6%
People’s United Financial, Inc.		116,460	1,812,118

Wireless Telecommunication Services - 3.0%
NII Holdings, Inc. (a)		278,100	8,337,438

TOTAL COMMON STOCKS (Cost: 220,919,640)			263,155,418

PREFERRED STOCKS - 1.3%

Consumer Finance - 0.4%
SLM Corp.		2,220	1,113,885

7.25% due 12/15/10 Series C

Pharmaceuticals - 0.9%
Mylan, Inc.		2,570	2,647,100

6.50% due 11/15/10 Series

TOTAL PREFERRED STOCKS (Cost: 2,535,131)			3,760,985

	Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources., Unsec’d Note, PIK, (Canada),	CAD	5,783	—

Private Placement, due 8/12/12 (a)(b)(c)(g)
(Cost: $5,783,449; purchased 8/20/07)

	Units
WARRANT (d)
Oil, Gas & Consumable Fuels
Trident Resources Corp.(Canada),		499,039	—

Private Placement, expiring 1/01/15 (a)(b)(c)(g)
(Cost: $0; purchased 8/20/07)

TOTAL LONG-TERM INVESTMENTS (Cost: $229,238,220)			$266,916,403

	Shares
SHORT-TERM INVESTMENTS - 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (f) (Cost: $12,651,801)		12,651,801	12,651,801

TOTAL INVESTMENTS (e) - 99.3% (Cost: $241,890,021)			$279,568,204

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			1,952,021

NET ASSETS - 100%			$281,520,225

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,783,449. The aggregate value of $0 is approximately 0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.
(e)	As of September 30, 2009, two securities valued at $0 and representing 0% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(f)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest on the debt security. The security has been fair valued at zero.

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$263,155,418	$—	$—
Corporate Bond	—	—	—
Preferred Stocks	3,760,985	—	—
Warrant	—	—	—
Affiliated Mutual Funds	12,651,801	—	—

	279,568,204	—	—
Other Financial Instruments*	—	—	—

Total	$279,568,204	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Balance as of 12/31/08	$1,601,195
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,837,399)
Earned amortization / accretion	—
Net purchases (sales)	236,204
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.